The Company and Nature of Operations (Sogou's Business, Intitial Public Offering of Sogou) (Details) - Sogou [Member] - IPO [Member] - USD ($) $ in Millions		3 Months Ended
	Nov. 14, 2017	Dec. 31, 2017
Organization and Nature of Operations [Line Items]
Proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses	$ 622.1
Increase in additional paid-in capital in shareholders' equity resulted from the completion of Sogou's IPO		$ 278.4